Document and Entity Information	Mar. 09, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001437578
Document Type	8-K
Document Period End Date	Mar. 09, 2026
Entity Registrant Name	BRIGHT HORIZONS FAMILY SOLUTIONS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35780
Entity Tax Identification Number	80-0188269
Entity Address, Address Line One	2 Wells Avenue
Entity Address, City or Town	Newton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02459
City Area Code	(617)
Local Phone Number	673-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	BFAM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false